Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Summary of Inventories

Inventories as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Finished goods	₩	822,177	750,775
Work-in-process		1,235,363	1,145,606
Raw materials		651,602	457,356
Supplies		163,776	173,991
	₩	2,872,918	2,527,728

Inventories Recognized as Cost of Sales and Inventory Write-downs Included in Cost of Sales and Usage of Inventory Write-downs

For the years ended December 31, 2021, 2022 and 2023, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales and usage of inventory write-downs are as follows:

(In millions of won)
	2021		2022	2023
Inventories recognized as cost of sales	₩	24,572,939	25,027,703	20,985,643
Including: Inventory write-downs		224,576	245,619	192,627
Usage of inventory write-downs		213,932	224,576	245,619